Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following table provides information required under the SEC’s Item 402(v) of Regulation
S-K
disclosing (i) a measure of total compensation and a measure reflecting “compensation actually paid” for our principal executive officer (“PEO”) and, as an average, for our other NEOs, and (ii) select financial performance measures, in each case, for our three most recently completed fiscal years.

Year (a)	Summary Compensation Table Total for First PEO ($) (b) (1)	Summary Compensation Table Total for Second PEO ($) (b) (1)	Summary Compensation Table Total for Third PEO ($) (b) (1)	Compensation Actually Paid to First PEO ($) (c) (2)	Compensation Actually Paid to Second PEO ($) (c) (2)	Compensation Actually Paid to Third PEO ($) (c) (2)

2023	10,689,792	—	—	8,837,673	—	—

2022	4,849,985	2,999,632	—	4,540,112	2,999,632	—

2021	—	12,557,063	—	—	4,844,563	—

2020	—	1,779,329	1,225,293	—	1,779,329	1,018,238

Year (a)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (d) (3)	Average Compensation Actually Paid to Non-PEO NEOs ($) (e) (4)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($ in millions) (h) (7)	Adjusted Net Income ($ in millions) (i) (8)
			Total Shareholder Return ($) (f) (5)	Peer Group Total Shareholder Return ($) (g) (6)

2023	2,501,704	1,949,564	74	112	786	808

2022	1,175,774	919,586	94	120	881	901

2021	3,035,233	2,751,903	105	118	707	780

2020	2,153,217	1,401,321	92	100	581	625

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Pedro Azagra Blázquez (First PEO) in 2022 and 2023, who has served as our Chief Executive Officer since May 2022, Dennis Arriola (Second PEO) for 2020, 2021, and 2022, who served as our Chief Executive Officer from July 2020 through May 2022, and James Torgerson (Third PEO), who served as our Chief Executive Officer through June 2020, for each corresponding year in the “Total” column of the “
Summary Compensation Table
.” For additional information, refer to the section titled “
Summary Compensation Table.”

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Pedro Azagra Blázquez (First PEO), Dennis Arriola (Second PEO), and James Torgerson (Third PEO) for the corresponding fiscal year, as computed in accordance with Item 402(v) of Regulation
S-K
and as further described below. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Pedro Azagra Blázquez (First PEO), Dennis Arriola (Second PEO), and James Torgerson (Third PEO) during the applicable year. For actual amounts of compensation earned or paid during each year, refer to the section titled “
Summary Compensation Table
.”

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the non-PEO
NEOs in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the non-PEO
NEOs included for purposes of calculating the average amounts in each applicable year are as follows: Robert Kump, Douglas Stuver, Robert Mahoney, Alejandro de Hoz Garcia Bellido, and Anthony Marone III for 2020; Robert Kump, Douglas Stuver, Robert Mahoney, and Catherine Stempien for 2021; Patricia Cosgel, Jose Antonio Miranda Soto, William White, Robert Kump, Douglas Stuver, Robert Mahoney, and Catherine Stempien for 2022; Justin Lagasse, Patricia Cosgel, Jose Antonio Miranda Soto, Robert Mahoney, and Catherine Stempien for 2023.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the non-PEO
NEOs specified in footnote (3), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO
NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the equity adjustments made to average total compensation for the non-PEO
NEOs for each year to determine the compensation actually paid, using the same methodology described above in footnote (2), are shown below in table
“Non-PEO
NEOs.”

(5)
Total shareholder return (“TSR”) is the value of $100 at the end of the measurement period assuming invested in Avangrid’s stock as of the beginning of the measurement period, including dividend reinvestment during this time period. On May 18, 2021, Avangrid issued 77,821,012 shares of Avangrid Common Stock in two private placements, which impacted Avangrid’s TSR during the measurement period. For additional information about these equity issuances, please refer to the section titled “
Certain Relationships and Related Party Transactions
.
”

(6)
Peer group TSR, is the value of $100 at the end of the measurement period assuming invested in the peer group index as of the beginning of the measurement period, including dividend reinvestment during this time period. The peer group used for this purpose is the following published industry index: S&P 500 Utilities Index.

(7)	The dollar amounts reported in column (h) represent our net income, as reflected in Avangrid’s audited financial statements for the applicable year.

(8)
The dollar amounts reported in column (i) represent our adjusted net income, as reflected in Avangrid’s audited financial statements for the applicable year. While the Company uses several financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that adjusted net income is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the NEOs, for the most recently completed fiscal year, to the Company’s performance. See Annex D for a discussion of adjusted net income as well as a reconciliation of adjusted net income to net income prepared in accordance with GAAP.

(9)
In addition to adjusted net income, Avangrid also considers the following to be the most important measures for determining NEO pay: net income, total shareholder return, sustainability projects, customer reliability and standards, net operating expenses, FFO/net debt, and PNM merger.

In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Pedro Azagra Blázquez (First PEO), Dennis Arriola (Second PEO), and James Torgerson’s (Third PEO) total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for First PEO ($)	Reported Value of Equity Awards ($) (a)	Equity Award Adjustments ($) (b)	Reported Change in the Actuarial Present Value of Pension Benefits ($) (c)	Pension Benefit Adjustments ($) (d)	Compensation Actually Paid to First PEO ($)

2023	10,689,792	(7,322,440)	5,470,321	0	0	8,837,673

2022	4,849,985	(2,690,619)	2,380,745	—	—	4,540,112

Year	Reported Summary Compensation Table Total for Second PEO ($)	Reported Value of Equity Awards ($) (a)	Equity Award Adjustments ($) (b)	Reported Change in the Actuarial Present Value of Pension Benefits ($) (c)	Pension Benefit Adjustments ($) (d)	Compensation Actually Paid to Second PEO ($)

2022	2,999,632	(842,800)	842,800	—	—	2,999,632

2021	12,557,063	(8,650,325)	937,825	—	—	4,844,563

2020	1,779,329	—	—	—	—	1,779,329

Year	Reported Summary Compensation Table Total for Third PEO ($)	Reported Value of Equity Awards ($) (a)	Equity Award Adjustments ($) (b)	Reported Change in the Actuarial Present Value of Pension Benefits ($) (c)	Pension Benefit Adjustments ($) (d)	Compensation Actually Paid to Third PEO ($)

2020	1,225,293	—	(207,055)	—	—	1,018,238

(a)
The fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. For additional information, refer to the section titled “Summary Compensation Table.”

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate the fair value were updated as of each measurement date and will differ from those disclosed as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are contained in the tables below.

(c)	and (d) We have never provided pension benefits to our PEOs; therefore, no adjustments to the “Summary Compensation Table” total for changes in pension values are necessary.
First PEO

Year	Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Prior Year- End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

2023	5,840,886	(346,052)	(24,513)	—	—	—	5,470,321

2022	2,380,745	—	—	—	—	—	2,380,745

Second PEO

Year	Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

2022	—	—	842,800	—	—	—	842,800

2021	—	—	937,825	—	—	—	937,825

2020	—	—	—	—	—	—	—
Third PEO

Year	Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

2020	—	(97,163)	—	(109,892)	—	—	(207,055)

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments ($) (a)	Reported Change in the Actuarial Present Value of Pension Benefits ($) (b)	Pension Benefit Adjustments ($) (c)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2023	2,501,704	(1,385,038)	895,687	(62,790)	0	1,949,564

2022	1,175,774	(55,971)	(223,644)	0	23,427	919,586

2021	3,035,233	(1,950,600)	1,693,131	(76,585)	50,724	2,751,903

2020	2,153,217	(663,910)	476,131	(608,155)	44,038	1,401,321

(a)	Represents the amounts deducted or added in calculating the total average equity award adjustments as shown in the supplemental table included below.

(b)
The reported change in the actuarial present value of pension benefits reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table for the applicable year. Refer to the section titled “Summary Compensation Table.”

(c)	The pension benefit adjustment is the pension value attributable to the applicable year’s change in service cost. These values were calculated and provided by Avangrid’s current actuary.

Year	Average Year- End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Average Year- over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Year- over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Average Equity Award Adjustments ($)

2023	1,067,207	(139,779)	(31,741)	—	—	—	895,687

2022	45,570	(186,426)	5,476	(9,728)	(78,535)	—	(223,644)

2021	1,664,989	23,296	—	4,845	—	—	1,693,131

2020	319,943	(15,162)	189,381	(18,031)	—	—	476,131

Company Selected Measure Name	Adjusted Net Income
Named Executive Officers, Footnote	the
non-PEO
NEOs in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the non-PEO
	NEOs included for purposes of calculating the average amounts in each applicable year are as follows: Robert Kump, Douglas Stuver, Robert Mahoney, Alejandro de Hoz Garcia Bellido, and Anthony Marone III for 2020; Robert Kump, Douglas Stuver, Robert Mahoney, and Catherine Stempien for 2021; Patricia Cosgel, Jose Antonio Miranda Soto, William White, Robert Kump, Douglas Stuver, Robert Mahoney, and Catherine Stempien for 2022; Justin Lagasse, Patricia Cosgel, Jose Antonio Miranda Soto, Robert Mahoney, and Catherine Stempien for 2023.
Peer Group Issuers, Footnote	Peer group TSR, is the value of $100 at the end of the measurement period assuming invested in the peer group index as of the beginning of the measurement period, including dividend reinvestment during this time period. The peer group used for this purpose is the following published industry index: S&P 500 Utilities Index.
Adjustment To PEO Compensation, Footnote
In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Pedro Azagra Blázquez (First PEO), Dennis Arriola (Second PEO), and James Torgerson’s (Third PEO) total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for First PEO ($)	Reported Value of Equity Awards ($) (a)	Equity Award Adjustments ($) (b)	Reported Change in the Actuarial Present Value of Pension Benefits ($) (c)	Pension Benefit Adjustments ($) (d)	Compensation Actually Paid to First PEO ($)

2023	10,689,792	(7,322,440)	5,470,321	0	0	8,837,673

2022	4,849,985	(2,690,619)	2,380,745	—	—	4,540,112

Year	Reported Summary Compensation Table Total for Second PEO ($)	Reported Value of Equity Awards ($) (a)	Equity Award Adjustments ($) (b)	Reported Change in the Actuarial Present Value of Pension Benefits ($) (c)	Pension Benefit Adjustments ($) (d)	Compensation Actually Paid to Second PEO ($)

2022	2,999,632	(842,800)	842,800	—	—	2,999,632

2021	12,557,063	(8,650,325)	937,825	—	—	4,844,563

2020	1,779,329	—	—	—	—	1,779,329

Year	Reported Summary Compensation Table Total for Third PEO ($)	Reported Value of Equity Awards ($) (a)	Equity Award Adjustments ($) (b)	Reported Change in the Actuarial Present Value of Pension Benefits ($) (c)	Pension Benefit Adjustments ($) (d)	Compensation Actually Paid to Third PEO ($)

2020	1,225,293	—	(207,055)	—	—	1,018,238

(a)
The fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. For additional information, refer to the section titled “Summary Compensation Table.”

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate the fair value were updated as of each measurement date and will differ from those disclosed as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are contained in the tables below.

(c)	and (d) We have never provided pension benefits to our PEOs; therefore, no adjustments to the “Summary Compensation Table” total for changes in pension values are necessary.
First PEO

Year	Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Prior Year- End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

2023	5,840,886	(346,052)	(24,513)	—	—	—	5,470,321

2022	2,380,745	—	—	—	—	—	2,380,745

Second PEO

Year	Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

2022	—	—	842,800	—	—	—	842,800

2021	—	—	937,825	—	—	—	937,825

2020	—	—	—	—	—	—	—
Third PEO

Year	Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

2020	—	(97,163)	—	(109,892)	—	—	(207,055)

Non-PEO NEO Average Total Compensation Amount	$ 2,501,704	$ 1,175,774	$ 3,035,233	$ 2,153,217
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,949,564	919,586	2,751,903	1,401,321
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments ($) (a)	Reported Change in the Actuarial Present Value of Pension Benefits ($) (b)	Pension Benefit Adjustments ($) (c)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2023	2,501,704	(1,385,038)	895,687	(62,790)	0	1,949,564

2022	1,175,774	(55,971)	(223,644)	0	23,427	919,586

2021	3,035,233	(1,950,600)	1,693,131	(76,585)	50,724	2,751,903

2020	2,153,217	(663,910)	476,131	(608,155)	44,038	1,401,321

(a)	Represents the amounts deducted or added in calculating the total average equity award adjustments as shown in the supplemental table included below.

(b)
The reported change in the actuarial present value of pension benefits reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table for the applicable year. Refer to the section titled “Summary Compensation Table.”

(c)	The pension benefit adjustment is the pension value attributable to the applicable year’s change in service cost. These values were calculated and provided by Avangrid’s current actuary.

Year	Average Year- End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Average Year- over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Year- over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Average Equity Award Adjustments ($)

2023	1,067,207	(139,779)	(31,741)	—	—	—	895,687

2022	45,570	(186,426)	5,476	(9,728)	(78,535)	—	(223,644)

2021	1,664,989	23,296	—	4,845	—	—	1,693,131

2020	319,943	(15,162)	189,381	(18,031)	—	—	476,131

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Total Shareholder Return (TSR)
As demonstrated by the following graph, the longer-term trend shows correlation in the amount of compensation actually paid to Pedro Azagra Blázquez (First PEO), Dennis Arriola (Second PEO) and James Torgerson (Third PEO) and the average amount of compensation actually paid to the non-PEO
NEOs with Avangrid’s TSR as well as the S&P 500 Index (“Peer Group”). The compensation actually paid to the PEO during 2023 reflects the fair value of the 2023 LTIP Plan in which the PEO received a PSU grant of 250,000 shares. For more information regarding the elements of our executive compensation program and, in particular, our pay mix, please refer to the section titled “
Executive Compensation
—
Compensation Discussion and Analysis.
”

Compensation Actually Paid vs. Net Income
Compensation Actual Paid and Net Income
As demonstrated by the following graph, the longer-term trend shows correlation in the amount of compensation actually paid to Pedro Azagra Blázquez (First PEO), Dennis Arriola (Second PEO), and James Torgerson (Third PEO) and the average amount of compensation actually paid to the non-PEO
NEOs with Avangrid’s net income. The compensation actually paid to the PEO during 2023 reflects the fair value of the 2023 LTIP Plan in which the PEO received a PSU grant of 250,000 shares.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Net Adjusted Income
As demonstrated by the following graph, the longer-term trend shows correlation in the amount of compensation actually paid to Pedro Azagra Blázquez (First PEO), Dennis Arriola (Second PEO), and James Torgerson (Third PEO), and the average amount of compensation actually paid to the non-PEO
NEOs with Avangrid’s adjusted net income. The compensation actually paid to the PEOs during 2023 reflects the fair value of the 2023-LTIP Plan in which the PEO received a PSU grant of 250,000 shares.

Total Shareholder Return Vs Peer Group

Compensation Actually Paid and Total Shareholder Return (TSR)
As demonstrated by the following graph, the longer-term trend shows correlation in the amount of compensation actually paid to Pedro Azagra Blázquez (First PEO), Dennis Arriola (Second PEO) and James Torgerson (Third PEO) and the average amount of compensation actually paid to the non-PEO
NEOs with Avangrid’s TSR as well as the S&P 500 Index (“Peer Group”). The compensation actually paid to the PEO during 2023 reflects the fair value of the 2023 LTIP Plan in which the PEO received a PSU grant of 250,000 shares. For more information regarding the elements of our executive compensation program and, in particular, our pay mix, please refer to the section titled “
Executive Compensation
—
Compensation Discussion and Analysis.
”

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The financial performance measures that we believe are the most important financial performance measures used to link NEO compensation to company performance in addition to adjusted net income. For more information, refer to the section titled “
Executive Compensation
—
Compensation Discussion and Analysis.
” Although we do not in practice use any performance measures to link “compensation actually paid” (as calculated herein) to Avangrid’s performance, we are providing this list in accordance with Item 402(v) of Regulation
S-K
to provide information on performance measures used by the Compensation and Nominating Committee to determine NEO compensation, as more fully described the section titled “
Executive Compensation
—
Compensation Discussion and Analysis.
”

3 to 7 Most Important Measures for Determining NEO Pay
Measure 1	Net Income
Measure 2	Total Shareholder Return
Measure 3	Sustainability Projects
Measure 4	Customer Reliability and Standards
Measure 5	Net Operating Expenses
Measure 6	FFO/Net Debt
Measure 7	PNM Merger

Total Shareholder Return Amount	$ 74	94	105	92
Peer Group Total Shareholder Return Amount	112	120	118	100
Net Income (Loss)	$ 786,000,000	$ 881,000,000	$ 707,000,000	$ 581,000,000
Company Selected Measure Amount	808,000,000	901,000,000	780,000,000	625,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Sustainability Projects
Measure:: 4
Pay vs Performance Disclosure
Name	Customer Reliability and Standards
Measure:: 5
Pay vs Performance Disclosure
Name	Net Operating Expenses
Measure:: 6
Pay vs Performance Disclosure
Name	FFO/Net Debt
Measure:: 7
Pay vs Performance Disclosure
Name	PNM Merger
First PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 10,689,792	$ 4,849,985
PEO Actually Paid Compensation Amount	$ 8,837,673	$ 4,540,112
PEO Name	Pedro Azagra Blázquez	Pedro Azagra Blázquez
Second PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 2,999,632	$ 12,557,063	$ 1,779,329
PEO Actually Paid Compensation Amount		$ 2,999,632	$ 4,844,563	$ 1,779,329
PEO Name		Dennis Arriola	Dennis Arriola	Dennis Arriola
Third PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 1,225,293
PEO Actually Paid Compensation Amount				$ 1,018,238
PEO Name				James Torgerson
PEO | First PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,322,440)	$ (2,690,619)
PEO | First PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,470,321	2,380,745
PEO | First PEO [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | First PEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | First PEO [Member] | YearEnd Fair Value of Equity Awards Granted in the Year and that are Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,840,886	2,380,745
PEO | First PEO [Member] | Yearover Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(346,052)
PEO | First PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(24,513)
PEO | Second PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(842,800)	$ (8,650,325)
PEO | Second PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		842,800	937,825
PEO | Second PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		842,800	937,825
PEO | Third PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (207,055)
PEO | Third PEO [Member] | Yearover Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(97,163)
PEO | Third PEO [Member] | Yearover Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(109,892)
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,385,038)	(55,971)	(1,950,600)	(663,910)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	895,687	(223,644)	1,693,131	476,131
Non-PEO NEO | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(62,790)	0	(76,585)	(608,155)
Non-PEO NEO | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	23,427	50,724	44,038
Non-PEO NEO | YearEnd Fair Value of Equity Awards Granted in the Year and that are Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,067,207	45,570	1,664,989	319,943
Non-PEO NEO | Yearover Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(139,779)	(186,426)	23,296	(15,162)
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (31,741)	5,476		189,381
Non-PEO NEO | Yearover Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(9,728)	$ 4,845	$ (18,031)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (78,535)